Fair Value Measurement	12 Months Ended
Dec. 31, 2024
Fair Value Measurement [Abstract]
FAIR VALUE MEASUREMENT

21. FAIR VALUE MEASUREMENT

The following tables present the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2023 and 2024:

	As of December 31, 2023			Total Fair
	Level 1	Level 2	Level 3	Value
	RMB	RMB	RMB	RMB
Liabilities
Warrant liabilities	-	-	87,279	87,279
Convertible loans	-	-	14,336,844	14,336,844

Total	-	-	14,424,123	14,424,123

	As of December 31, 2024			Total Fair
	Level 1	Level 2	Level 3	Value
	RMB	RMB	RMB	RMB
Liabilities
Convertible loans	-	-	10,076,081	10,076,081

Total	-	-	10,076,081	10,076,081

The table below reflects the reconciliation from the opening balances to the closing balances for recurring fair value measurements of the fair value hierarchy for the years ended December 31, 2022, 2023 and 2024:

Assets/(liabilities):

	Warrant liabilities*	Option liability*	Convertible loans	Contingent consideration payables	Prepaid forward contracts	Prepaid consideration for acquisitions	Payable for acquisition of Lin’s	Total Fair Value
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2022	(8,531,114)	(17,632,261)	(6,072,237)	(644,437)	-	28,424,280	-	(4,455,769)
Additions	-	-	(10,446,900)	-	-	-	(1,398,431)	(11,845,331)
Fair value change	3,464,922	6,305,349	(1,714,334)	-	-	(9,931,826)	-	(1,875,889)
Change in fair value recognized in general and administrative expenses	-	-	-	92,796	-	-	-	92,796
Extinguishment upon contingent consideration readily to settle	-	-	-	551,641	-	-	-	551,641
Extinguishment upon purchase consideration settlement/readily to settle	-	-	-	-	-	(18,492,454)	-	(18,492,454)
Foreign exchange translation	(681,692)	(1,435,192)	(613,461)	-	-	-	-	(2,730,345)
Balance as of December 31, 2022	(5,747,884)	(12,762,104)	(18,846,932)	-	-	-	(1,398,431)	(38,755,351)
Additions	-	-	(29,690,163)	-	-	-	-	(29,690,163)
Fair value change	5,727,015	12,572,815	(1,235,513)	-	-	-	36,943	17,101,260
Extinguishment upon settlement	-	-	35,593,895	-	-	-	1,361,488	36,955,383
Foreign exchange translation	(66,410)	189,289	(158,131)	-	-	-	-	(35,252)

Balance as of December 31, 2023	(87,279)	-	(14,336,844)	-	-	-	-	(14,424,123)

Additions	-	-	(19,237,039)	-	-	-	-	(19,237,039)
Fair value change	-	-	4,716,634	-	-	-	-	4,716,634
Extinguishment upon conversion	-	-	9,432,067	-	-	-	-	9,432,067
Extinguishment upon reclassification	-	-	8,807,795	-	-	-	-	8,807,795
Extinguishment upon settlement	-	-	541,306	-	-	-	-	541,306
Extinguishment upon maturity	87,279	-	-	-	-	-	-	87,279

Balance as of December 31, 2024	-	-	(10,076,081)	-	-	-	-	(10,076,081)

*	The Option liability was expired in February 2023, the Class A OS Warrant was expired in September 2023.

Recurring

The Company measured the fair value of its warrant liabilities on a recurring basis using significant unobservable (Level 3) inputs as of December 31, 2023. The Company did not have warrant liabilities in 2024.

The Company estimated the fair values of warrant liabilities using the binomial option-pricing model with the assistance of an independent third-party valuation firm using the corresponding inputs in 2023:

As of December 31, 2023
March 2019 B-2 Warrant
Risk-free interest rate	3.92%-4.12%
Expected volatility	35.55%-41.61%
Dividend yield	0.00%
Remaining contractual life	Permanent
Fair value of the underlying preferred shares/ordinary shares	US$4.67

(1)	The risk-free interest rate within warrant liabilities was estimated based on the yield to maturity of U.S. treasury bonds denominated in US$ for a term consistent with the expected term in effect at the valuation date.

(2)	The expected volatility was estimated based on the historical average volatility of comparable peer public companies with a time horizon close to the expected term of the Company’s warrant liabilities.

(3)	The determination of the fair value of the Company’s preferred shares and ordinary shares requires complex and subjective judgments to be made regarding the cash flow forecasts and the weighted average cost of capital and the discount for lack of marketability applied to the projected cash flows. If different estimates and assumptions had been used, the fair values of the preferred shares and ordinary shares could be significantly different, and the fair value of the warrant liabilities and option liability may materially differ from the recognized amount.

The fair value of the convertible loans measured at fair value was RMB14.3 million and RMB10.1 million (US$1.4 million) as of December 31, 2023 and 2024, respectively. The Company estimated the fair value of the convertible loans based on a probability-weighted analysis which included the discounted cash flows from the convertible loans and the value of the conversion option as determined by the binomial option pricing model. The inputs used in the analysis were classified as Level 3 inputs within the fair value hierarchy due to the lack of observable market data and activity. If different estimates and assumptions had been used, the fair values of the preferred shares and ordinary shares could be significantly different, and the fair value of the convertible loans may materially differ from the recognized amount. Interest expense on the Company’s fixed- rate debt is displayed separately from other changes in its fair value. The amount presented as interest expense is determined each period by applying the interest method using the effective interest rate on the debt at its issuance.

The Company did not transfer any financial assets or liabilities in or out of Level 3 during the years ended December 31, 2023 and 2024, respectively.